Shareholders' Equity (Deficit) (Details) - USD ($)		1 Months Ended				6 Months Ended
	Apr. 08, 2022	Jun. 30, 2022	Jan. 31, 2022	Jan. 19, 2022	Jun. 30, 2021	Jun. 30, 2022	May 20, 2022
Shareholders' Equity (Deficit) (Details) [Line Items]
Exercisable price per share (in Dollars per share)					$ 6.25
Vested and exercisable term			3 years		5 years
Shares issued (in Shares)						10,807,647
Number of share units (in Shares)			2,000,000	2,650,000
Expire year			2 years
Market value			$ 75,000
Ordinary shares (in Shares)	50,000
Expiry period				5 years
Employees service description						All the incentive performance rights were valued using a Monte-Carlo based risk-neutral valuation model, which is designed to model the Company’s equity value over time. The total fair value of the performance shares, as measured on issuance date, amounted to $10,927 and the Company recorded an expense amounted to $2,418 through profit and loss in the six months period ended June 30, 2022. The key inputs that were used in the valuations of the Performance shares were: risk-free interest rate of 0.895% and expected volatility of 60% for Series E, F, G and H; and risk-free interest rate of 1.62% and expected volatility of 60% for Series I and J.
Granted warrants (in Shares)			150,000
Exercise price per share (in Dollars per share)			$ 3.5
issuance amount						$ 1,207
Expense of profit and loss	$ 64					$ 46
Price per share (in Dollars per share)	$ 1,290
Granted share options (in Shares)		2,225,000
Exercise price, per share (in Dollars per share)		$ 0.65
Vested and exercisable term		5 years
Ordinary shares (in Shares)		50,000
Service price per share (in Dollars per share)		$ 2				$ 2
Exercisable term						5 years
Total fair value amount						$ 21
Ordinary shares, value acquired							$ 1
Shares of exercise price (in Shares)						199,471
Consideration amount						$ 121
Warrants [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
issuance amount						212
Expense of profit and loss						$ 66
Series E [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage						50.00%
Vested and exercisable						$ 75,000
Ordinary shares (in Shares)			1,000,000
Series F [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage						16.67%
Vested and exercisable						$ 100
Series G [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage						16.67%
Vested and exercisable						$ 125,000
Series H [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage						16.67%
Vested and exercisable						$ 150,000
Series I [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage				50.00%
Vested and exercisable				$ 175,000
Series J [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage				50.00%
Vested and exercisable				$ 200,000
Top of range [member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Percentage of vesting			33.33%
Bottom of range [member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Percentage of vesting			8.33%